Collaboration Inventories	6 Months Ended
Jun. 30, 2023
Classes of current inventories [abstract]
Collaboration Inventories	COLLABORATION INVENTORIES

	June 30, 2023	December 31, 2022
	US$’000 (Unaudited)	US$’000
Raw materials	9,301	6,989
Work-in-process	2,143	690
Finished goods	3,752	2,675
Total collaboration inventories	15,196	10,354
The Company's reserve for inventory was $5.9 million and $5.3 million as of June 30, 2023 and December 31, 2022, respectively. The Company’s reserve for inventory primarily represented expired material and certain batches or units of product that did not meet quality specifications that were charged to collaboration cost of sales.